SEGMENT REPORTING (Schedule of Revenues and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenues	$ 279,332	$ 253,335	$ 234,636
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	72,626	70,133
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	206,706	183,202
Telematics Services [Member]
Segment Reporting Information [Line Items]
Total revenues	204,728	181,357	169,752
Telematics Services [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues
Telematics Services [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	204,728	181,357
Telematics Products [Member]
Segment Reporting Information [Line Items]
Total revenues	74,604	71,978	$ 64,884
Telematics Products [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	72,626	70,133
Telematics Products [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 1,978	$ 1,845